Borrowings (Tables)	12 Months Ended
Jan. 31, 2021
Schedule Of Fair Value Measurement Of Assets And Liabilities [Text Block]
Disclosure of Detailed Information About Borrowings
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Amounts due in less than one year:
Secured liabilities:
Bank loans	14,500	17,900
Debt issuance costs in relation to bank loan	(7)	-
Other loan	-	1,315
	14,493	19,215
Amounts due after more than one year:
Unsecured liabilities:
Convertible loan notes	3,002	19,698
	3,002	19,698
	17,495	38,913